American Funds Corporate Bond Fund®
Investment portfolio
February 29, 2020
unaudited
Bonds, notes & other debt instruments 93.79% Corporate bonds & notes 84.15% Health care 14.35%	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$1,556	$1,664
Abbott Laboratories 3.75% 2026	1,241	1,401
AbbVie Inc. 2.50% 2020	100	100
AbbVie Inc. 2.30% 2021	80	80
AbbVie Inc. 2.85% 2023	600	619
AbbVie Inc. 2.60% 2024[1]	331	342
AbbVie Inc. 2.95% 2026[1]	3,175	3,331
AbbVie Inc. 3.20% 2029[1]	3,330	3,519
AbbVie Inc. 4.05% 2039[1]	224	248
AbbVie Inc. 4.45% 2046	310	358
AbbVie Inc. 4.875% 2048	900	1,109
AbbVie Inc. 4.25% 2049[1]	3,768	4,266
Allergan PLC 3.00% 2020	300	300
Allergan PLC 3.45% 2022	3,584	3,714
Allergan PLC 3.80% 2025	324	354
Allergan PLC 4.75% 2045	350	427
Amgen Inc. 2.45% 2030	2,000	2,036
Amgen Inc. 3.15% 2040	278	287
Amgen Inc. 3.375% 2050	1,599	1,635
Anthem, Inc. 2.375% 2025	400	410
Anthem, Inc. 2.875% 2029	725	747
AstraZeneca PLC 2.375% 2022	1,000	1,022
AstraZeneca PLC 3.375% 2025	1,740	1,907
AstraZeneca PLC 4.00% 2029	1,102	1,266
Bayer US Finance II LLC 4.25% 2025[1]	450	504
Bayer US Finance II LLC 4.375% 2028[1]	1,600	1,822
Becton, Dickinson and Co. 2.894% 2022	5,010	5,145
Becton, Dickinson and Co. 3.363% 2024	1,150	1,224
Becton, Dickinson and Co. 3.70% 2027	8,561	9,462
Boston Scientific Corp. 3.375% 2022	400	414
Boston Scientific Corp. 3.45% 2024	300	320
Boston Scientific Corp. 3.75% 2026	470	517
Boston Scientific Corp. 4.70% 2049	415	542
Bristol-Myers Squibb Co. 2.60% 2022[1]	378	388
Bristol-Myers Squibb Co. 2.90% 2024[1]	2,935	3,095
Bristol-Myers Squibb Co. 3.875% 2025[1]	819	908
Bristol-Myers Squibb Co. 3.20% 2026[1]	251	274
Bristol-Myers Squibb Co. 3.40% 2029[1]	5,376	6,027
Bristol-Myers Squibb Co. 4.25% 2049[1]	950	1,224
Centene Corp. 4.625% 2029[1]	2,470	2,648
Centene Corp. 3.375% 2030[1]	1,963	1,965
Cigna Corp. 3.75% 2023	400	426
Cigna Corp. 4.375% 2028	1,110	1,264
Cigna Corp. 4.90% 2048	810	1,007
CVS Health Corp. 3.35% 2021	181	184
CVS Health Corp. 4.30% 2028	732	820
American Funds Corporate Bond Fund — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.05% 2048	$68	$84
Eli Lilly and Co. 2.35% 2022	4,530	4,633
Eli Lilly and Co. 2.75% 2025	438	469
Eli Lilly and Co. 3.375% 2029	1,126	1,265
EMD Finance LLC 3.25% 2025[1]	2,200	2,364
GlaxoSmithKline PLC 3.125% 2021	2,440	2,497
GlaxoSmithKline PLC 2.875% 2022	1,514	1,559
GlaxoSmithKline PLC 3.375% 2023	475	503
GlaxoSmithKline PLC 3.00% 2024	1,115	1,182
GlaxoSmithKline PLC 3.625% 2025	1,419	1,565
GlaxoSmithKline PLC 3.875% 2028	211	241
GlaxoSmithKline PLC 3.375% 2029	425	474
HCA Inc. 4.125% 2029	1,000	1,101
Medtronic, Inc. 3.50% 2025	89	98
Merck & Co., Inc. 2.90% 2024	1,688	1,786
Merck & Co., Inc. 2.75% 2025	899	953
Merck & Co., Inc. 3.40% 2029	940	1,054
Novartis Capital Corp. 2.40% 2022	2,000	2,059
Novartis Capital Corp. 1.75% 2025	3,478	3,540
Novartis Capital Corp. 2.00% 2027	2,340	2,394
Novartis Capital Corp. 2.20% 2030	1,600	1,648
Partners HealthCare System, Inc 3.192% 2049	1,000	1,061
Pfizer Inc. 3.00% 2021	657	674
Pfizer Inc. 2.80% 2022	459	473
Pfizer Inc. 3.20% 2023	2,407	2,562
Pfizer Inc. 2.95% 2024	2,000	2,123
Pfizer Inc. 2.75% 2026	191	204
Pfizer Inc. 3.45% 2029	414	465
Pfizer Inc. 4.00% 2049	120	150
Shire PLC 2.40% 2021	831	842
Shire PLC 2.875% 2023	605	628
Shire PLC 3.20% 2026	3,814	4,094
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	9,795	10,767
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	3,473	4,231
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,978
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	538
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,287
UnitedHealth Group Inc. 2.125% 2021	100	101
UnitedHealth Group Inc. 2.375% 2024	1,055	1,090
UnitedHealth Group Inc. 3.50% 2024	845	905
UnitedHealth Group Inc. 3.75% 2025	400	444
UnitedHealth Group Inc. 2.875% 2029	1,155	1,231
UnitedHealth Group Inc. 4.45% 2048	1,220	1,530
UnitedHealth Group Inc. 3.70% 2049	480	540
WellPoint, Inc. 3.125% 2022	1,575	1,627
Zimmer Holdings, Inc. 3.15% 2022	400	412
		145,748
Financials 13.62%
ACE INA Holdings Inc. 2.30% 2020	200	201
ACE INA Holdings Inc. 2.875% 2022	1,205	1,253
ACE INA Holdings Inc. 3.35% 2026	775	856
Allstate Corp. 3.85% 2049	1,000	1,186
American International Group, Inc. 3.90% 2026	300	332
American Funds Corporate Bond Fund — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 4.80% 2045	$100	$126
AON Corp. 2.20% 2022	2,696	2,760
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[2]	1,263	1,331
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[2]	2,760	2,941
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[2]	737	797
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[2]	6,345	6,451
Bank of Montreal 2.50% 2024	2,400	2,492
Barclays Bank PLC 4.95% 2047	600	731
Berkshire Hathaway Finance Corp. 4.20% 2048	1,550	1,922
Berkshire Hathaway Finance Corp. 4.25% 2049	300	376
Berkshire Hathaway Inc. 3.125% 2026	1,350	1,464
Berkshire Hathaway Inc. 4.50% 2043	125	160
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[2]	2,000	2,018
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[2]	750	802
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[2]	1,000	1,059
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[2]	1,379	1,452
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[2]	700	719
Commonwealth Bank of Australia, 3.61% (UST Yield Curve Rate T Note Constant Maturity 5 Year + 2.05% on 9/12/2034)[1,2]	1,125	1,197
Cooperatieve Rabobank UA 2.625% 2024[1]	1,200	1,251
Crédit Agricole SA 3.25% 2024[1]	600	640
Crédit Agricole SA 4.375% 2025[1]	480	525
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	670
Credit Suisse Group AG 3.80% 2023	425	452
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	1,000	1,022
Credit Suisse Group AG 4.55% 2026	500	564
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	500	544
Danske Bank AS 2.70% 2022[1]	200	204
Deutsche Bank AG (3-month USD-LIBOR + 0.97%) 2.818% 2020[3]	850	851
Ford Motor Credit Co. 5.584% 2024	425	455
Ford Motor Credit Co. 4.542% 2026	409	420
Goldman Sachs Group, Inc. 5.375% 2020	1,650	1,652
Goldman Sachs Group, Inc. 5.25% 2021	4,755	4,992
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	500	514
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 2.862% 2026[3]	425	431
Goldman Sachs Group, Inc. 2.60% 2030	750	764
Groupe BPCE SA 5.70% 2023[1]	200	224
Groupe BPCE SA 5.15% 2024[1]	620	685
Guardian Life Global Funding 2.90% 2024[1]	265	281
Hartford Financial Services Group, Inc. 2.80% 2029	2,270	2,375
Hartford Financial Services Group, Inc. 3.60% 2049	300	331
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[2]	3,070	3,138
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	4,995	5,480
Intesa Sanpaolo SpA 3.25% 2024[1]	700	729
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.160% on 10/15/2024)[2]	4,300	4,402
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.510% on 10/15/2029)[2]	2,827	2,948
Lloyds Banking Group PLC 4.375% 2028	590	661
Marsh & McLennan Cos., Inc. 4.375% 2029	480	560
MetLife, Inc. 4.60% 2046	100	129
American Funds Corporate Bond Fund — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 2.00% 2020[1]	$150	$150
Metropolitan Life Global Funding I 2.50% 2020[1]	150	151
Metropolitan Life Global Funding I 1.95% 2021[1]	850	859
Metropolitan Life Global Funding I 2.40% 2021[1]	1,200	1,210
Metropolitan Life Global Funding I 3.45% 2021[1]	150	155
Metropolitan Life Global Funding I 2.40% 2022[1]	480	493
Metropolitan Life Global Funding I 1.95% 2023[1]	3,200	3,247
Metropolitan Life Global Funding I 3.60% 2024[1]	400	432
Metropolitan Life Global Funding I 3.45% 2026[1]	150	166
Metropolitan Life Global Funding I 3.00% 2027[1]	200	215
Metropolitan Life Global Funding I 3.05% 2029[1]	750	824
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,349
Morgan Stanley 5.75% 2021	3,950	4,092
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[2]	2,500	2,656
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[2]	1,000	1,036
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[2]	1,000	1,033
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[1,2]	500	530
New York Life Global Funding 1.70% 2021[1]	900	904
New York Life Global Funding 2.00% 2021[1]	800	807
New York Life Global Funding 2.30% 2022[1]	1,150	1,174
New York Life Global Funding 3.00% 2028[1]	200	220
Nuveen, LLC 4.00% 2028[1]	220	258
PNC Financial Services Group, Inc. 2.20% 2024	1,000	1,030
PNC Financial Services Group, Inc. 2.55% 2030	1,000	1,033
Principal Financial Group, Inc. 4.111% 2028[1]	250	282
Progressive Corp. 4.00% 2029	250	295
Prudential Financial, Inc. 3.905% 2047	350	397
Prudential Financial, Inc. 4.35% 2050	250	292
Prudential Financial, Inc. 3.70% 2051	975	1,033
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	500	566
Rabobank Nederland 4.375% 2025	500	556
Royal Bank of Canada 3.20% 2021	2,000	2,043
Royal Bank of Canada 1.95% 2023	4,510	4,578
Royal Bank of Canada 2.25% 2024	2,750	2,817
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	1,250	1,428
Toronto-Dominion Bank 2.65% 2024	1,800	1,892
Travelers Cos., Inc. 4.00% 2047	105	130
Travelers Cos., Inc. 4.05% 2048	100	124
Travelers Cos., Inc. 4.10% 2049	380	490
U.S. Bancorp 2.40% 2024	1,800	1,872
U.S. Bank NA 3.00% 2021	2,000	2,025
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	775	822
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	1,510	1,597
US Bancorp 2.05% 2020	1,650	1,655
US Bancorp 1.80% 2022	4,000	4,034
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[2]	2,225	2,280
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[2]	1,200	1,281
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	6,670	6,807
Westpac Banking Corp. 2.35% 2025	983	1,015
American Funds Corporate Bond Fund — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[2]	$2,168	$2,200
Willis North America Inc. 3.875% 2049	250	269
		138,324
Utilities 12.99%
AEP Transmission Co. LLC 3.80% 2049	200	236
Alliant Energy Finance LLC 4.25% 2028[1]	377	426
Ameren Corp. 2.50% 2024	242	249
American Electric Power Co., Inc. 3.65% 2021	1,600	1,663
CenterPoint Energy, Inc. 3.85% 2024	780	843
CenterPoint Energy, Inc. 2.95% 2030	3,350	3,492
CMS Energy Corp. 3.45% 2027	750	826
Colbun SA 4.50% 2024	200	216
Colbun SA 3.95% 2027[1]	400	425
Comision Federal de Electricidad 4.75% 2027[1]	500	541
Connecticut Light and Power Co. 3.20% 2027	1,125	1,225
Consumers Energy Co. 3.10% 2050	2,580	2,790
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	1,000	1,050
DTE Energy Co. 2.95% 2050	130	134
Duke Energy Carolinas, LLC 2.45% 2030	2,550	2,660
Duke Energy Carolinas, LLC 3.20% 2049	330	354
Duke Energy Corp. 3.40% 2029	1,475	1,623
Duke Energy Florida, LLC 2.50% 2029	3,500	3,649
Duke Energy Progress Inc. (3-month USD-LIBOR + 0.18%) 2.065% 2020[3]	1,525	1,527
Edison International 3.55% 2024	2,846	3,021
Edison International 5.75% 2027	2,468	2,921
Edison International 4.125% 2028	7,482	8,167
EDP Finance BV 5.25% 2021[1]	400	412
EDP Finance BV 3.625% 2024[1]	200	214
Electricité de France SA 4.95% 2045[1]	200	257
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	400	464
Empresa Nacional de Electricidad SA 4.25% 2024	150	158
Enel Chile SA 4.875% 2028	145	164
Enel Finance International SA 3.50% 2028[1]	400	426
Enel Finance International SA 6.00% 2039[1]	250	333
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,165
Entergy Corp. 2.95% 2026	2,085	2,198
FirstEnergy Corp. 2.05% 2025	275	279
FirstEnergy Corp. 3.50% 2028[1]	1,000	1,100
FirstEnergy Corp. 2.65% 2030	5,775	5,909
FirstEnergy Corp. 3.40% 2050	1,500	1,520
Florida Power & Light Co. 3.15% 2049	1,300	1,431
Gulf Power Co. 3.30% 2027	1,000	1,095
IPALCO Enterprises, Inc. 3.70% 2024	400	422
Jersey Central Power & Light Co. 4.30% 2026[1]	1,085	1,221
Metropolitan Edison Co. 4.30% 2029[1]	200	234
MidAmerican Energy Holdings Co. 3.65% 2029	3,630	4,120
MidAmerican Energy Holdings Co. 3.15% 2050	250	271
Mississippi Power Co. 3.95% 2028	500	560
Mississippi Power Co. 4.25% 2042	1,350	1,557
National Grid PLC 3.15% 2027[1]	265	286
New York State Electric & Gas Corp. 3.25% 2026[1]	100	108
Niagara Mohawk Power Corp. 3.508% 2024[1]	300	323
American Funds Corporate Bond Fund — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 2.90% 2050	$1,825	$1,880
Pacific Gas and Electric Co. 3.50% 2020[4]	1,481	1,557
Pacific Gas and Electric Co. 2.45% 2022[4]	725	765
Pacific Gas and Electric Co. 4.25% 2023[1,4]	2,000	2,176
Pacific Gas and Electric Co. 2.95% 2026[4]	1,313	1,339
Pacific Gas and Electric Co. 4.65% 2028[1,4]	1,442	1,666
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,139
Progress Energy, Inc. 7.00% 2031	525	765
Public Service Co. of Colorado 3.80% 2047	2,364	2,817
Public Service Electric and Gas Co. 3.65% 2028	2,000	2,276
Public Service Electric and Gas Co. 2.45% 2030	3,835	4,008
Public Service Enterprise Group Inc. 2.25% 2026	2,000	2,070
Puget Energy, Inc. 6.50% 2020	5,000	5,190
Puget Energy, Inc. 5.625% 2022	925	998
Puget Energy, Inc. 3.65% 2025	275	295
San Diego Gas & Electric Co. 6.125% 2037	1,650	2,332
San Diego Gas & Electric Co. 6.00% 2039	1,000	1,496
San Diego Gas & Electric Co. 3.75% 2047	667	776
San Diego Gas & Electric Co. 4.15% 2048	852	1,049
San Diego Gas & Electric Co. 4.10% 2049	1,465	1,810
SCANA Corp. 6.25% 2020	2,572	2,579
SCANA Corp. 4.75% 2021	602	617
SCANA Corp. 4.125% 2022	264	273
Southern California Edison Co. 3.50% 2023	1,075	1,148
Southern California Edison Co. 3.65% 2028	169	189
Southern California Edison Co. 4.125% 2048	2,961	3,404
Southern California Edison Co. 3.65% 2050	4,925	5,260
Southern California Edison Co., Series C, 3.60% 2045	1,106	1,162
Southern California Gas Co. 2.55% 2030	1,975	2,086
Virginia Electric and Power Co. 4.00% 2046	1,748	2,113
Virginia Electric and Power Co. 3.30% 2049	750	812
Virginia Electric and Power Co., Series B, 3.80% 2047	1,500	1,747
Xcel Energy Inc. 3.30% 2025	1,000	1,070
Xcel Energy Inc. 3.35% 2026	1,712	1,876
Xcel Energy Inc. 2.60% 2029	3,550	3,621
Xcel Energy Inc. 6.50% 2036	1,712	2,448
Xcel Energy Inc. 3.50% 2049	800	884
		131,958
Energy 9.70%
Apache Corp. 4.25% 2030	3,432	3,573
Apache Corp. 4.75% 2043	2,210	2,094
Apache Corp. 5.35% 2049	3,385	3,451
BP Capital Markets PLC 3.062% 2022	1,073	1,107
BP Capital Markets PLC 3.79% 2024	1,600	1,728
BP Capital Markets PLC 3.41% 2026	2,870	3,125
BP Capital Markets PLC 4.234% 2028	1,560	1,806
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,544
Canadian Natural Resources Ltd. 3.85% 2027	2,139	2,288
Cenovus Energy Inc. 5.25% 2037	730	774
Cenovus Energy Inc. 5.40% 2047	1,858	2,041
Cheniere Energy, Inc. 3.70% 2029[1]	3,809	3,820
Chevron Corp. 2.498% 2022	2,600	2,655
Chevron Corp. 2.954% 2026	1,750	1,879
American Funds Corporate Bond Fund — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Concho Resources Inc. 4.30% 2028	$1,590	$1,730
Concho Resources Inc. 4.85% 2048	750	828
Enbridge Energy Partners, LP 7.375% 2045	869	1,378
Enbridge Inc. 4.00% 2023	750	803
Enbridge Inc. 3.50% 2024	1,100	1,165
Energy Transfer Partners, LP 2.90% 2025	1,501	1,533
Energy Transfer Partners, LP 4.00% 2027	790	828
Energy Transfer Partners, LP 4.20% 2027	373	401
Energy Transfer Partners, LP 6.125% 2045	125	141
Energy Transfer Partners, LP 5.30% 2047	1,265	1,314
Energy Transfer Partners, LP 5.40% 2047	2,351	2,497
Energy Transfer Partners, LP 6.00% 2048	1,893	2,129
Energy Transfer Partners, LP 6.25% 2049	1,205	1,391
Energy Transfer Partners, LP 5.00% 2050	2,910	2,961
Equinor ASA 3.625% 2028	1,575	1,779
Equinor ASA 3.25% 2049	1,150	1,216
Exxon Mobil Corp. 2.222% 2021	5,060	5,093
Exxon Mobil Corp. 1.902% 2022	270	274
Exxon Mobil Corp. 2.019% 2024	660	675
Exxon Mobil Corp. 2.44% 2029	1,875	1,942
Exxon Mobil Corp. 2.995% 2039	100	105
Exxon Mobil Corp. 3.095% 2049	120	124
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,643
Kinder Morgan, Inc. 3.15% 2023	610	633
Kinder Morgan, Inc. 5.05% 2046	275	313
Kinder Morgan, Inc. 5.20% 2048	475	564
MPLX LP 3.50% 2022[1]	650	677
Noble Energy, Inc. 3.25% 2029	2,355	2,398
Noble Energy, Inc. 4.95% 2047	1,585	1,650
Noble Energy, Inc. 4.20% 2049	625	604
Occidental Petroleum Corp. 3.20% 2026	748	762
Occidental Petroleum Corp. 3.50% 2029	3,409	3,442
Occidental Petroleum Corp. 4.40% 2049	2,090	1,992
Petróleos Mexicanos 6.84% 2030[1]	610	638
Sabine Pass Liquefaction, LLC 5.625% 2021[2]	380	389
Shell International Finance BV 1.75% 2021	50	50
Shell International Finance BV 3.50% 2023	1,558	1,661
Shell International Finance BV 2.00% 2024	3,680	3,756
Shell International Finance BV 2.50% 2026	710	738
Shell International Finance BV 3.875% 2028	1,230	1,395
Shell International Finance BV 2.375% 2029	280	286
Shell International Finance BV 3.75% 2046	220	251
Shell International Finance BV 4.00% 2046	355	416
Shell International Finance BV 3.125% 2049	1,285	1,324
Total Capital International 2.434% 2025	3,945	4,096
Total Capital International 3.455% 2029	1,830	2,026
Total Capital International 3.461% 2049	90	99
Total Capital SA 3.883% 2028	400	457
TransCanada PipeLines Ltd. 4.875% 2048	800	967
TransCanada PipeLines Ltd. 5.10% 2049	750	936
Williams Partners LP 4.50% 2023	2,000	2,171
		98,526
American Funds Corporate Bond Fund — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 7.65%	Principal amount (000)	Value (000)
Altria Group, Inc. 3.80% 2024	$275	$295
Altria Group, Inc. 4.40% 2026	228	256
Altria Group, Inc. 4.80% 2029	4,310	4,934
Altria Group, Inc. 5.80% 2039	110	135
Altria Group, Inc. 5.95% 2049	4,252	5,406
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	3,740	4,628
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,113
Anheuser-Busch InBev NV 4.00% 2028	200	226
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,811
Anheuser-Busch InBev NV 4.90% 2031	250	304
Anheuser-Busch InBev NV 5.45% 2039	160	209
Anheuser-Busch InBev NV 5.55% 2049	1,844	2,501
British American Tobacco PLC 2.764% 2022	310	318
British American Tobacco PLC 2.789% 2024	1,500	1,543
British American Tobacco PLC 3.215% 2026	2,195	2,291
British American Tobacco PLC 3.557% 2027	5,503	5,814
British American Tobacco PLC 4.54% 2047	3,385	3,513
British American Tobacco PLC 4.758% 2049	360	389
Coca-Cola Co. 1.75% 2024	2,250	2,298
Conagra Brands, Inc. 3.80% 2021	2,500	2,599
Conagra Brands, Inc. 4.30% 2024	2,900	3,153
Conagra Brands, Inc. 4.60% 2025	1,155	1,293
Conagra Brands, Inc. 5.30% 2038	101	123
Conagra Brands, Inc. 5.40% 2048	925	1,172
Constellation Brands, Inc. 2.65% 2022	600	615
Constellation Brands, Inc. 4.25% 2023	457	489
Constellation Brands, Inc. 3.60% 2028	200	215
Constellation Brands, Inc. 4.10% 2048	200	226
Costco Wholesale Corp. 2.30% 2022	894	916
Costco Wholesale Corp. 2.75% 2024	975	1,032
Keurig Dr Pepper Inc. 3.551% 2021	625	640
Keurig Dr Pepper Inc. 4.057% 2023	1,950	2,094
Keurig Dr Pepper Inc. 4.417% 2025	455	511
Keurig Dr Pepper Inc. 4.597% 2028	591	682
Keurig Dr Pepper Inc. 5.085% 2048	704	899
Molson Coors Brewing Co. 2.25% 2020	300	300
Molson Coors Brewing Co. 4.20% 2046	1,275	1,327
Nestlé Holdings, Inc. 3.35% 2023[1]	2,200	2,357
Philip Morris International Inc. 2.875% 2024	972	1,021
Philip Morris International Inc. 3.375% 2029	1,395	1,523
Reynolds American Inc. 4.45% 2025	225	249
Reynolds American Inc. 5.85% 2045	225	270
Wal-Mart Stores, Inc. 3.125% 2021	2,806	2,871
Wal-Mart Stores, Inc. 2.35% 2022	200	206
Wal-Mart Stores, Inc. 2.55% 2023	2,720	2,823
Wal-Mart Stores, Inc. 3.40% 2023	535	572
Wal-Mart Stores, Inc. 2.85% 2024	4,452	4,734
Wal-Mart Stores, Inc. 3.05% 2026	350	380
Wal-Mart Stores, Inc. 3.70% 2028	350	397
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,043
WM. Wrigley Jr. Co. 3.375% 2020[1]	2,950	2,981
		77,697
American Funds Corporate Bond Fund — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 6.80%	Principal amount (000)	Value (000)
Adobe Inc 1.70% 2023	$7,200	$7,301
Adobe Inc. 1.90% 2025	3,032	3,104
Adobe Inc. 2.15% 2027	5,414	5,544
Adobe Inc. 2.30% 2030	6,344	6,515
Apple Inc. 1.80% 2024	2,000	2,028
Broadcom Inc. 4.75% 2029[1]	4,785	5,326
Broadcom Ltd. 3.00% 2022	1,025	1,045
Broadcom Ltd. 3.625% 2024	575	603
Broadcom Ltd. 3.875% 2027	2,105	2,209
Broadcom Ltd. 3.50% 2028	592	612
Fiserv, Inc. 3.50% 2029	5,515	6,040
Fiserv, Inc. 4.40% 2049	1,850	2,204
International Business Machines Corp. 3.00% 2024	2,000	2,120
Microsoft Corp. 1.55% 2021	1,225	1,231
Microsoft Corp. 2.40% 2022	8,250	8,436
Microsoft Corp. 2.875% 2024	1,950	2,061
Microsoft Corp. 3.30% 2027	3,055	3,388
Microsoft Corp. 4.25% 2047	475	627
Oracle Corp. 1.90% 2021	800	807
PayPal Holdings, Inc. 2.40% 2024	850	874
PayPal Holdings, Inc. 2.65% 2026	554	579
PayPal Holdings, Inc. 2.85% 2029	2,848	2,996
Visa Inc. 2.15% 2022	3,375	3,445
		69,095
Industrials 6.80%
3M Co. 2.25% 2023	1,400	1,435
3M Co. 3.25% 2024	90	96
Avolon Holdings Funding Ltd. 3.95% 2024[1]	1,451	1,511
Boeing Co. 2.70% 2022	2,100	2,149
Boeing Co. 3.10% 2026	790	838
Boeing Co. 2.70% 2027	970	998
Boeing Co. 3.20% 2029	1,031	1,103
Boeing Co. 2.95% 2030	433	455
Boeing Co. 3.60% 2034	430	475
CCCI Treasure Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 7.192% on 4/21/2020)[2]	2,500	2,502
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022	18	18
CSX Corp. 3.80% 2028	1,725	1,921
CSX Corp. 4.25% 2029	2,000	2,319
CSX Corp. 2.40% 2030	425	434
CSX Corp. 4.75% 2048	270	350
CSX Corp. 3.35% 2049	1,140	1,202
CSX Corp. 4.50% 2049	1,075	1,351
GE Capital International Funding Co. 4.418% 2035	750	858
General Dynamics Corp. 3.00% 2021	2,500	2,552
General Dynamics Corp. 3.50% 2025	1,000	1,097
General Dynamics Corp. 3.75% 2028	1,100	1,249
General Electric Capital Corp. 3.373% 2025	2,025	2,160
General Electric Co. 2.70% 2022	500	511
General Electric Co. 4.125% 2042	8	9
Honeywell International Inc. 2.15% 2022	2,820	2,885
Honeywell International Inc. 2.30% 2024	3,525	3,666
Honeywell International Inc. 2.70% 2029	1,522	1,639
Lockheed Martin Corp. 2.50% 2020	774	778
American Funds Corporate Bond Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.10% 2023	$135	$141
Lockheed Martin Corp. 4.50% 2036	10	13
Lockheed Martin Corp. 4.70% 2046	1,150	1,540
Norfolk Southern Corp. 3.00% 2022	1,071	1,101
Norfolk Southern Corp. 2.55% 2029	1,605	1,671
Norfolk Southern Corp. 3.40% 2049	197	209
Northrop Grumman Corp. 2.55% 2022	3,560	3,666
Northrop Grumman Corp. 3.25% 2028	2,100	2,276
Otis Worldwide Corp. 2.056% 2025[1]	2,500	2,543
Otis Worldwide Corp. 2.293% 2027[1]	1,500	1,535
Otis Worldwide Corp. 2.565% 2030[1]	500	515
Otis Worldwide Corp. 3.362% 2050[1]	250	260
Parker-Hannifin Corp. 2.70% 2024	560	585
Parker-Hannifin Corp. 3.25% 2029	640	691
Parker-Hannifin Corp. 4.00% 2049	120	138
Rockwell Collins, Inc. 2.80% 2022	390	401
Roper Technologies, Inc. 2.80% 2021	25	26
Siemens AG 2.70% 2022[1]	250	257
Siemens AG 2.90% 2022[1]	450	466
Siemens AG 2.00% 2023[1]	500	511
Siemens AG 3.125% 2024[1]	600	639
Siemens AG 2.35% 2026[1]	990	1,025
Union Pacific Corp. 3.15% 2024	750	795
Union Pacific Corp. 2.15% 2027	1,331	1,358
Union Pacific Corp. 3.95% 2028	350	397
Union Pacific Corp. 3.70% 2029	1,000	1,128
Union Pacific Corp. 2.40% 2030	581	596
Union Pacific Corp. 4.30% 2049	1,185	1,435
Union Pacific Corp. 3.25% 2050	1,591	1,647
Union Pacific Corp. 3.95% 2059	805	908
United Technologies Corp. 3.65% 2023	1,700	213
United Technologies Corp. 3.95% 2025	535	599
United Technologies Corp. 4.125% 2028	1,475	1,728
United Technologies Corp. 4.50% 2042	250	319
Waste Management, Inc. 2.95% 2024	745	787
Westinghouse Air Brake Technologies Corp. 4.40% 2024[2]	340	369
		69,049
Communication services 4.32%
AT&T Inc. 2.45% 2020	9,000	9,009
AT&T Inc. 4.35% 2029	1,000	1,139
AT&T Inc. 4.50% 2048	1,040	1,188
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,629
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,159
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	927	1,045
Comcast Corp. 3.95% 2025	5,800	6,495
Comcast Corp. 4.15% 2028	1,000	1,160
Comcast Corp. 2.65% 2030	6,630	6,960
Comcast Corp. 4.60% 2038	330	416
Comcast Corp. 4.00% 2047	200	237
Comcast Corp. 4.00% 2048	290	344
Comcast Corp. 3.45% 2050	680	752
Deutsche Telekom AG 3.625% 2050[1]	3,850	4,094
Fox Corp. 5.576% 2049[1]	370	498
American Funds Corporate Bond Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[1]	$2,035	$2,093
Verizon Communications Inc. (3-month USD-LIBOR + 0.55%) 2.233% 2020[3]	1,425	1,426
Verizon Communications Inc. 4.329% 2028	530	623
Vodafone Group PLC 5.25% 2048	830	1,049
Vodafone Group PLC 4.25% 2050	2,100	2,333
WPP Finance 2010 3.75% 2024	200	215
		43,864
Consumer discretionary 2.92%
Amazon.com, Inc. 3.15% 2027	450	494
Amazon.com, Inc. 4.05% 2047	165	212
American Honda Finance Corp. 2.60% 2022	100	103
American Honda Finance Corp. 3.50% 2028	39	43
Bayerische Motoren Werke AG 1.85% 2021[1]	100	101
Bayerische Motoren Werke AG 2.00% 2021[1]	400	402
Bayerische Motoren Werke AG 3.45% 2023[1]	472	497
Bayerische Motoren Werke AG 3.15% 2024[1]	1,528	1,610
DaimlerChrysler North America Holding Corp. 2.45% 2020[1]	725	726
DaimlerChrysler North America Holding Corp. 3.65% 2024[1]	2,750	2,937
Ford Motor Credit Co. 3.664% 2024	968	966
General Motors Co. 6.60% 2036	45	54
General Motors Co. 6.75% 2046	305	360
General Motors Co. 5.40% 2048	650	657
General Motors Co. 5.95% 2049	380	417
General Motors Financial Co. 3.55% 2021	200	203
General Motors Financial Co. 3.55% 2022	870	898
General Motors Financial Co. 3.50% 2024	1,690	1,755
General Motors Financial Co. 2.90% 2025	130	131
Home Depot, Inc. 3.90% 2028	125	144
Home Depot, Inc. 2.95% 2029	910	985
Home Depot, Inc. 4.50% 2048	85	110
Home Depot, Inc. 3.125% 2049	181	193
Hyundai Capital America 2.55% 2020[1]	1,150	1,151
Hyundai Capital America 3.25% 2022[1]	150	155
Las Vegas Sands Corp. 3.90% 2029	100	106
Lowe’s Cos., Inc. 3.65% 2029	898	996
Lowe’s Cos., Inc. 4.05% 2047	39	44
Lowe’s Cos., Inc. 4.55% 2049	820	1,006
McDonald’s Corp. 4.45% 2047	475	576
Morongo Band of Mission Indians 7.00% 2039[1]	1,100	1,390
Sands China Ltd. 5.40% 2028	1,500	1,703
Starbucks Corp. 4.50% 2048	375	447
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.028% 2020[3]	2,150	2,152
Toyota Motor Credit Corp. 2.15% 2020	638	638
Toyota Motor Credit Corp. 1.90% 2021	1,534	1,546
Toyota Motor Credit Corp. 2.15% 2022	625	640
Toyota Motor Credit Corp. 2.60% 2022	720	737
Toyota Motor Credit Corp. 1.80% 2025	200	203
Toyota Motor Credit Corp. 3.20% 2027	340	374
Toyota Motor Credit Corp. 3.05% 2028	384	422
Volkswagen Group of America Finance, LLC 2.85% 2024[1]	1,334	1,383
		29,667
American Funds Corporate Bond Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.92%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.80% 2026	$710	$787
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	39
Alexandria Real Estate Equities, Inc. 2.75% 2029	134	139
Alexandria Real Estate Equities, Inc. 3.375% 2031	40	44
American Campus Communities, Inc. 3.75% 2023	1,350	1,437
American Campus Communities, Inc. 4.125% 2024	200	219
American Campus Communities, Inc. 3.30% 2026	2,832	3,051
American Campus Communities, Inc. 3.625% 2027	890	988
American Campus Communities, Inc. 2.85% 2030	550	574
EPR Properties 3.75% 2029	300	318
Equinix, Inc. 2.625% 2024	2,165	2,228
Equinix, Inc. 2.90% 2026	2,983	3,104
Equinix, Inc. 3.20% 2029	3,495	3,664
Essex Portfolio LP 3.625% 2022	200	209
Essex Portfolio LP 3.50% 2025	70	76
Essex Portfolio LP 3.375% 2026	200	217
Essex Portfolio LP 4.00% 2029	180	205
Gaming and Leisure Properties, Inc. 3.35% 2024	110	114
Gaming and Leisure Properties, Inc. 4.00% 2030	289	308
Hospitality Properties Trust 4.35% 2024	2,000	2,113
Kimco Realty Corp. 3.40% 2022	1,525	1,600
Kimco Realty Corp. 3.30% 2025	1,000	1,074
Scentre Group 2.375% 2021[1]	130	131
Scentre Group 3.50% 2025[1]	450	481
Scentre Group 3.75% 2027[1]	1,175	1,288
WEA Finance LLC 3.25% 2020[1]	90	91
Westfield Corp. Ltd. 3.15% 2022[1]	4,585	4,748
Westfield Corp. Ltd. 3.50% 2029[1]	312	342
		29,589
Materials 2.08%
Air Liquide SA 2.25% 2029[1]	518	534
ArcelorMittal 3.60% 2024	1,768	1,831
Braskem SA 4.50% 2030[1]	1,860	1,824
Carrier Global Corp. 2.242% 2025[1]	2,753	2,804
Carrier Global Corp. 2.493% 2027[1]	823	839
Carrier Global Corp. 2.722% 2030[1]	2,495	2,536
Carrier Global Corp. 3.377% 2040[1]	119	122
Carrier Global Corp. 3.577% 2050[1]	103	106
Chevron Phillips Chemical Co. LLC 3.30% 2023[1]	390	410
Dow Chemical Co. 3.15% 2024	205	218
Dow Chemical Co. 4.55% 2025	200	227
Dow Chemical Co. 3.625% 2026	1,298	1,414
Dow Chemical Co. 4.80% 2028	500	587
Dow Chemical Co. 4.625% 2044	100	116
Dow Chemical Co. 5.55% 2048	290	366
Dow Chemical Co. 4.80% 2049	940	1,107
DowDuPont Inc. 5.419% 2048	675	852
Glencore Funding LLC 4.125% 2024[1]	1,000	1,068
LYB International Finance BV 4.875% 2044	100	117
LYB International Finance III, LLC 4.20% 2049	249	265
LyondellBasell Industries NV 6.00% 2021	200	213
Nutrien Ltd. 4.20% 2029	250	284
Nutrien Ltd. 5.00% 2049	450	561
American Funds Corporate Bond Fund — Page 12 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 3.00% 2021	$616	$633
Sherwin-Williams Co. 2.75% 2022	203	208
Sherwin-Williams Co. 3.125% 2024	600	638
Sherwin-Williams Co. 3.45% 2027	150	164
Sherwin-Williams Co. 2.95% 2029	400	422
Sherwin-Williams Co. 3.80% 2049	300	331
Westlake Chemical Corp. 5.00% 2046	130	154
Westlake Chemical Corp. 4.375% 2047	160	174
		21,125
Total corporate bonds & notes		854,642
U.S. Treasury bonds & notes 9.34% U.S. Treasury 9.20%
U.S. Treasury 1.625% 2021	695	703
U.S. Treasury 1.375% 2022	1,965	1,982
U.S. Treasury 1.25% 2024	2,000	2,028
U.S. Treasury 1.50% 2024	2,581	2,647
U.S. Treasury 1.50% 2024	157	161
U.S. Treasury 1.50% 2024	44	45
U.S. Treasury 1.125% 2025	16,285	16,438
U.S. Treasury 1.625% 2026	100	104
U.S. Treasury 1.625% 2029	2,979	3,106
U.S. Treasury 1.75% 2029	427	450
U.S. Treasury 2.375% 2029[5]	344	381
U.S. Treasury 1.50% 2030	28,930	29,868
U.S. Treasury 3.125% 2048[5]	209	277
U.S. Treasury 2.375% 2049[5]	30,343	35,274
		93,464
U.S. Treasury inflation-protected securities 0.14%
U.S. Treasury Inflation-Protected Security 0.25% 2029[6]	1,331	1,398
Total U.S. Treasury bonds & notes		94,862
Municipals 0.19% South Carolina 0.11%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	400	478
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	123
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	565
		1,166
Illinois 0.08%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	675	790
Total municipals		1,956
Asset-backed obligations 0.11%
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	1,073	1,095
Total bonds, notes & other debt instruments (cost: $902,082,000)		952,555
American Funds Corporate Bond Fund — Page 13 of 17

unaudited
Short-term securities 4.37% Money market investments 4.37%	Shares	Value (000)
Capital Group Central Cash Fund 1.63%[8]	444,136	$44,413
Total short-term securities (cost: $44,058,000)		44,413
Total investment securities 98.16% (cost: $946,140,000)		996,968
Other assets less liabilities 1.84%		18,693
Net assets 100.00%		$1,015,661
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 2/29/2020[10] (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
2 Year U.S. Treasury Note Futures	Long	115	July 2020	$23,000	$25,108	$181
5 Year U.S. Treasury Note Futures	Long	555	July 2020	55,500	68,126	1,096
10 Year U.S. Treasury Note Futures	Short	36	June 2020	(3,600)	(4,851)	(72)
10 Year Ultra U.S. Treasury Note Futures	Short	98	June 2020	(9,800)	(14,722)	(413)
20 Year U.S. Treasury Bond Futures	Long	36	June 2020	3,600	6,129	203
30 Year Ultra U.S. Treasury Bond Futures	Long	86	June 2020	8,600	17,845	691
						$1,686
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $127,223,000, which represented 12.53% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $826,000, which represented .08% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Rate represents the seven-day yield at 2/29/2020.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 14 of 17

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $59,075,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 15 of 17

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$854,642	$—	$854,642
U.S. Treasury bonds & notes	—	94,862	—	94,862
Municipals	—	1,956	—	1,956
Asset-backed obligations	—	1,095	—	1,095
Short-term securities	44,413	—	—	44,413
Total	$44,413	$952,555	$—	$996,968
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,171	$—	$—	$2,171
Liabilities:
Unrealized depreciation on futures contracts	(485)	—	—	(485)
Total	$1,686	$—	$—	$1,686
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Corporate Bond Fund — Page 16 of 17

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-032-0420O-S73122	American Funds Corporate Bond Fund — Page 17 of 17